John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 100.7%		$1,217,621,016
(Cost $986,968,265)
Communication services 2.2%		26,618,487
Diversified telecommunication services 1.0%
Cellnex Telecom SA (A)(B)	154,034	8,922,810
Nippon Telegraph & Telephone Corp.	130,417	3,566,679
Media 0.5%
Charter Communications, Inc., Class A (B)	4,786	3,120,328
Comcast Corp., Class A	61,350	3,087,746
Wireless telecommunication services 0.7%
KDDI Corp.	127,900	3,740,273
SK Telecom Company, Ltd.	86,028	4,180,651
Consumer discretionary 1.4%		17,094,683
Hotels, restaurants and leisure 1.0%
Bluegreen Vacations Holding Corp. (B)	18,100	635,310
Caesars Entertainment, Inc. (B)	9,919	927,724
Kyoritsu Maintenance Company, Ltd. (C)	46,600	1,634,610
Mandarin Oriental International, Ltd. (B)	363,700	814,430
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	322,089	698,933
Oriental Land Company, Ltd.	17,600	2,967,838
Playa Hotels & Resorts NV (B)	531,903	4,244,586
SkiStar AB	34,895	655,691
Household durables 0.4%
D.R. Horton, Inc.	16,292	1,766,867
Open House Company, Ltd.	52,600	2,748,694
Energy 27.4%		330,774,883
Energy equipment and services 1.7%
Aker Solutions ASA (B)	254,449	672,522
Baker Hughes Company	93,163	2,241,502
ChampionX Corp. (B)	97,768	1,975,891
Enerflex, Ltd.	118,245	716,042
Halliburton Company	214,917	4,915,152
Helmerich & Payne, Inc.	39,099	926,646
Patterson-UTI Energy, Inc.	264,970	2,238,997
Schlumberger NV	200,224	5,996,709
TechnipFMC PLC (B)	146,712	868,535
Oil, gas and consumable fuels 25.7%
Advantage Energy, Ltd. (B)(C)	179,011	1,048,636
Aker BP ASA	106,984	3,289,610
ARC Resources, Ltd. (C)	266,864	2,426,132
BP PLC	3,405,662	15,259,450
Cameco Corp.	169,241	3,690,001
Canadian Natural Resources, Ltd.	346,049	14,622,174
Cenovus Energy, Inc.	700,812	8,592,904
Cheniere Energy, Inc.	21,585	2,189,151
Chevron Corp.	203,347	23,862,758
ConocoPhillips	218,760	15,790,097
Continental Resources, Inc.	52,818	2,364,134
Coterra Energy, Inc.	381,412	7,246,828
Denbury, Inc. (B)	9,781	749,127
Devon Energy Corp.	217,514	9,581,492
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	78,731	$408,614
Diamondback Energy, Inc.	48,586	5,240,000
Enbridge, Inc.	91,100	3,558,442
Enbridge, Inc. (New York Stock Exchange)	24,140	943,391
Energy Fuels, Inc. (B)(C)	65,000	496,383
Enerplus Corp.	334,759	3,530,325
EOG Resources, Inc.	108,549	9,642,408
EQT Corp. (B)	180,796	3,943,161
Equinor ASA	390,724	10,346,101
Exxon Mobil Corp.	329,136	20,139,832
Galp Energia SGPS SA	410,745	3,985,514
Hess Corp.	54,786	4,055,808
Imperial Oil, Ltd.	98,076	3,537,078
Kelt Exploration, Ltd. (B)	459,054	1,749,192
Keyera Corp.	128,886	2,906,927
Lundin Energy AB	136,292	4,876,905
Marathon Petroleum Corp.	119,326	7,635,671
MEG Energy Corp. (B)	224,422	2,075,764
Neste OYJ	30,066	1,479,720
NexGen Energy, Ltd. (B)	268,727	1,176,922
NuVista Energy, Ltd. (B)	282,146	1,552,422
Occidental Petroleum Corp.	86,480	2,507,055
Pembina Pipeline Corp.	102,875	3,120,529
Phillips 66	88,167	6,388,581
Pioneer Natural Resources Company	77,486	14,093,154
Royal Dutch Shell PLC, A Shares	988,991	21,673,094
Suncor Energy, Inc.	603,103	15,090,090
TC Energy Corp.	149,759	6,964,957
The Williams Companies, Inc.	196,689	5,121,782
Thungela Resources, Ltd. (B)	4,741	24,691
Tidewater Midstream and Infrastructure, Ltd. (C)	995,635	1,023,223
Topaz Energy Corp. (C)	53,768	758,733
TotalEnergies SE	303,203	15,433,080
Tourmaline Oil Corp.	115,913	3,742,351
Valero Energy Corp.	136,979	10,288,493
Financials 0.6%		7,600,775
Capital markets 0.3%
Brookfield Asset Management, Inc., Class A	61,992	3,743,077
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	12,902	3,857,698
Health care 0.5%		6,498,465
Health care providers and services 0.5%
Brookdale Senior Living, Inc. (B)	161,408	832,865
HCA Healthcare, Inc.	22,052	5,665,600
Industrials 1.5%		18,222,123
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	162,691	505,732
Construction and engineering 0.5%
Aker Offshore Wind AS (B)	220,216	125,725
JTOWER, Inc. (B)(C)	18,500	1,550,271
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Vinci SA	41,836	$4,418,497
Electrical equipment 0.3%
Sunrun, Inc. (B)	39,446	1,352,998
Vestas Wind Systems A/S	68,139	2,075,183
Road and rail 0.3%
Canadian National Railway Company	32,919	4,043,602
Transportation infrastructure 0.4%
Shanghai International Airport Company, Ltd., Class A (B)	567,100	4,150,115
Information technology 1.1%		13,109,453
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	16,190	1,474,261
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	10,046	1,765,785
Enphase Energy, Inc. (B)	10,358	1,894,893
First Solar, Inc. (B)	27,675	2,412,153
Maxeon Solar Technologies, Ltd. (B)(C)	22,286	309,775
Power Integrations, Inc.	12,015	1,116,073
SolarEdge Technologies, Inc. (B)	6,709	1,882,344
SunPower Corp. (B)(C)	57,593	1,201,966
Wolfspeed, Inc. (B)	9,414	1,052,203
Materials 20.6%		248,656,884
Chemicals 0.7%
Air Liquide SA	5,144	897,135
Albemarle Corp.	6,454	1,508,752
Dow, Inc.	20,557	1,165,993
DuPont de Nemours, Inc.	15,334	1,238,681
LyondellBasell Industries NV, Class A	15,321	1,413,056
Nutrien, Ltd.	23,364	1,756,156
Nutrien, Ltd. (New York Stock Exchange)	9,100	684,320
Metals and mining 19.1%
Agnico Eagle Mines, Ltd.	135,755	7,210,861
Alamos Gold, Inc., Class A	87,139	670,274
Alcoa Corp.	125,629	7,484,976
Altius Minerals Corp.	53,758	739,892
Anglo American PLC	47,410	1,950,074
AngloGold Ashanti, Ltd., ADR	53,412	1,120,584
Antofagasta PLC	6,171	112,233
Artemis Gold, Inc. (B)(C)	155,000	845,488
Aya Gold & Silver, Inc. (B)(C)	97,000	732,321
B2Gold Corp.	408,165	1,606,911
Barrick Gold Corp.	473,454	9,001,596
BHP Group PLC, ADR (C)	119,516	7,143,471
BHP Group, Ltd., ADR (C)	221,022	13,338,678
Boliden AB	35,806	1,380,671
Canada Nickel Company, Inc. (B)(C)	90,000	263,963
Capstone Mining Corp. (B)	1,342,094	5,920,301
Champion Iron, Ltd. (B)(C)	1,029,552	4,077,675
Copper Mountain Mining Corp. (B)(C)	162,000	437,994
Dundee Precious Metals, Inc.	83,085	513,637
Eldorado Gold Corp. (B)	50,826	476,538
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Endeavour Mining PLC	166,453	$3,648,952
Equinox Gold Corp. (B)	112,526	761,471
ERO Copper Corp. (B)	241,604	3,686,278
First Quantum Minerals, Ltd.	375,433	8,984,036
Franco-Nevada Corp.	48,820	6,751,706
Freeport-McMoRan, Inc.	604,901	25,242,519
Fresnillo PLC	11,759	142,975
Gatos Silver, Inc. (B)	10,350	107,432
Glencore PLC (B)	250,017	1,273,903
Gold Fields, Ltd., ADR	225,000	2,472,750
Golden Star Resources, Ltd. (B)(C)	93,337	357,130
Hudbay Minerals, Inc.	270,460	1,958,507
Ivanhoe Mines, Ltd., Class A (B)	626,266	5,109,344
K92 Mining, Inc. (B)(C)	520,519	2,958,640
Karora Resources, Inc. (B)(C)	415,000	1,394,324
Kinross Gold Corp.	866,620	5,028,650
Kirkland Lake Gold, Ltd.	135,795	5,690,733
Kirkland Lake Gold, Ltd. (New York Stock Exchange)	38,613	1,619,815
Lithium Americas Corp. (B)	15,000	436,618
Lucara Diamond Corp. (B)	531,070	247,703
Lundin Gold, Inc. (B)(C)	98,200	808,921
Lundin Mining Corp.	515,461	4,026,052
MAG Silver Corp. (B)	84,852	1,330,183
Marathon Gold Corp. (B)(C)	728,103	1,864,938
Nevada Copper Corp. (B)(C)	342,050	191,988
Newcrest Mining, Ltd.	35,492	635,664
Newmont Corp.	253,013	15,691,866
Nickel 28 Capital Corp. (B)	363,682	278,882
Norsk Hydro ASA	320,000	2,517,949
Nouveau Monde Graphite, Inc. (B)(C)	95,000	664,050
Nucor Corp.	6,484	740,149
OceanaGold Corp. (B)	491,670	855,112
Osisko Mining, Inc. (B)	467,147	1,407,036
Pan American Silver Corp.	87,817	2,190,999
Pan American Silver Corp., CVR (B)	83,300	64,866
Piedmont Lithium, Inc. (B)(C)	11,250	590,175
Pretium Resources, Inc. (B)	18,128	255,378
Rio Tinto PLC, ADR (C)	201,573	13,493,297
Sandstorm Gold, Ltd. (B)	45,225	280,656
Seabridge Gold, Inc. (B)(C)	58,315	961,614
SilverCrest Metals, Inc. (B)	208,231	1,646,160
SolGold PLC (B)(C)	537,000	203,771
South32, Ltd.	327,072	956,547
Southern Copper Corp.	13,150	811,487
SSR Mining, Inc.	167,994	2,973,545
Steel Dynamics, Inc.	8,966	556,520
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	4,237,000	2,043,219
Teck Resources, Ltd., Class B	323,738	9,323,511
Torex Gold Resources, Inc. (B)	19,184	199,430
Trilogy Metals, Inc. (B)	1,007,627	1,688,738
Triple Flag Precious Metals Corp.	264,859	3,178,308
Turquoise Hill Resources, Ltd. (B)	52,681	866,251
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
U.S. Steel Corp.	10,000	$238,100
Vale SA, ADR	25,904	363,174
Warrior Met Coal, Inc.	29,934	769,603
Wesdome Gold Mines, Ltd. (B)	199,024	1,810,954
Western Areas, Ltd. (B)	772,227	1,929,330
Wheaton Precious Metals Corp.	158,277	6,791,791
Yamana Gold, Inc.	494,090	2,077,994
Paper and forest products 0.8%
Interfor Corp.	154,182	4,937,676
West Fraser Timber Company, Ltd.	51,102	4,875,283
Real estate 38.9%		470,134,550
Equity real estate investment trusts 31.8%
Acadia Realty Trust	166,915	3,643,754
Aedifica SA	9,389	1,225,627
Alexandria Real Estate Equities, Inc.	55,702	12,419,318
American Tower Corp.	63,417	18,549,473
AvalonBay Communities, Inc.	77,237	19,509,294
Brixmor Property Group, Inc.	453,929	11,534,336
Camden Property Trust	67,607	12,080,019
Charter Hall Group	173,236	2,591,603
Comforia Residential REIT, Inc.	756	2,245,673
Douglas Emmett, Inc.	190,026	6,365,871
Equinix, Inc.	13,605	11,507,653
Extra Space Storage, Inc.	100,178	22,713,358
First Industrial Realty Trust, Inc.	111,475	7,379,645
Frontier Real Estate Investment Corp.	386	1,668,301
Goodman Group	224,095	4,319,827
Heiwa Real Estate REIT, Inc.	857	1,165,016
Hoshino Resorts REIT, Inc.	313	1,776,950
Independence Realty Trust, Inc.	306,123	7,907,157
Inmobiliaria Colonial Socimi SA (B)	93,305	873,027
Innovative Industrial Properties, Inc.	18,678	4,910,633
InterRent Real Estate Investment Trust	130,099	1,780,318
Invitation Homes, Inc.	278,397	12,622,520
Kimco Realty Corp.	424,679	10,468,337
LaSalle Logiport REIT	1,536	2,705,782
Life Storage, Inc.	94,921	14,539,999
LondonMetric Property PLC	405,635	1,558,902
Medical Properties Trust, Inc.	185,004	4,371,645
Mercialys SA	70,262	685,756
Mirvac Group	1,026,901	2,173,712
Pebblebrook Hotel Trust	121,995	2,729,028
Phillips Edison & Company, Inc.	146,047	4,825,393
PotlatchDeltic Corp.	44,675	2,690,329
Prologis, Inc.	250,552	42,182,935
Public Storage	14,873	5,570,831
Rexford Industrial Realty, Inc.	160,913	13,051,653
Ryman Hospitality Properties, Inc. (B)	73,863	6,792,441
Safestore Holdings PLC	198,049	3,780,229
SBA Communications Corp.	26,733	10,399,672
Simon Property Group, Inc.	87,187	13,929,867
SL Green Realty Corp.	124,442	8,922,491
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Sun Communities, Inc.	64,070	$13,452,778
The British Land Company PLC	334,127	2,412,836
The UNITE Group PLC	122,166	1,837,405
UDR, Inc.	251,938	15,113,761
Veris Residential, Inc. (B)	115,228	2,117,891
VICI Properties, Inc.	316,133	9,518,765
Welltower, Inc.	203,925	17,490,647
Workspace Group PLC	253,069	2,780,923
Real estate management and development 7.1%
CapitaLand Investment, Ltd. (B)	1,067,900	2,700,104
Catena AB	53,125	3,309,426
CBRE Group, Inc., Class A (B)	68,764	7,461,582
Central Pattana PCL	348,200	588,728
Cibus Nordic Real Estate AB	63,695	2,048,330
CK Asset Holdings, Ltd.	682,865	4,307,490
Colliers International Group, Inc.	24,254	3,611,976
Colliers International Group, Inc. (New York Stock Exchange)	51,079	7,592,893
Corp. Inmobiliaria Vesta SAB de CV	391,020	783,740
Entra ASA (A)	50,649	1,139,206
Fastighets AB Balder, B Shares (B)	53,648	3,860,725
Hongkong Land Holdings, Ltd.	563,400	2,929,463
Kojamo OYJ	109,227	2,643,156
Lifestyle Communities, Ltd.	220,853	3,338,073
Longfor Group Holdings, Ltd. (A)	464,431	2,190,605
Mitsui Fudosan Company, Ltd.	210,108	4,164,503
Nyfosa AB	118,168	2,033,862
Peach Property Group AG	49,090	3,412,893
Savills PLC	185,148	3,526,693
SRE Holdings Corp. (B)	24,900	1,567,891
StorageVault Canada, Inc.	561,679	3,201,475
TAG Immobilien AG	39,943	1,115,697
Tokyo Tatemono Company, Ltd.	166,700	2,437,946
Tricon Residential, Inc.	376,548	5,763,049
VGP NV	12,080	3,525,343
Vonovia SE	73,691	4,060,529
Wharf Real Estate Investment Company, Ltd.	379,000	1,925,791
Utilities 6.5%		78,910,713
Electric utilities 3.4%
Acciona SA	10,482	1,995,126
American Electric Power Company, Inc.	46,537	4,140,397
Avangrid, Inc.	60,032	2,994,396
Duke Energy Corp.	38,482	4,036,762
Edison International	60,911	4,157,176
EDP - Energias de Portugal SA	199,092	1,093,672
Electricite de France SA	169,896	1,998,194
Enel SpA	450,457	3,601,888
Exelon Corp.	93,695	5,411,823
FirstEnergy Corp.	91,932	3,823,452
Iberdrola SA	326,233	3,862,588
NextEra Energy, Inc.	41,481	3,872,666
Gas utilities 0.5%
Beijing Enterprises Holdings, Ltd.	548,513	1,892,449
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Gas utilities (continued)
China Gas Holdings, Ltd.	1,356,600	$2,821,844
UGI Corp.	34,995	1,606,620
Independent power and renewable electricity producers 0.9%
Brookfield Renewable Corp., Class A	25,065	923,144
Brookfield Renewable Partners LP	74,832	2,678,237
China Longyuan Power Group Corp., Ltd., H Shares	2,947,081	6,883,844
Multi-utilities 1.6%
E.ON SE	319,852	4,445,120
Engie SA	360,735	5,340,815
National Grid PLC	317,295	4,575,157
RWE AG	26,955	1,092,123
Sempra Energy	29,138	3,854,375
Water utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	247,700	1,808,845

Warrants 0.0%		$212,567
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,857	212,567

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$39,132,237
(Cost $39,136,518)
U.S. Government Agency 0.1%				1,339,966
Federal Home Loan Bank Discount Note	0.020	02-18-22	1,340,000	1,339,966

	Yield (%)	Shares	Value
Short-term funds 2.9%			34,692,271
John Hancock Collateral Trust (E)	0.1697(F)	3,468,187	34,692,271

	Par value^	Value
Repurchase agreement 0.3%		3,100,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $2,100,009 on 1-3-22, collateralized by $1,963,200 U.S. Treasury Notes, 2.625% due 2-15-29 (valued at $2,142,100)	2,100,000	2,100,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $1,000,004 on 1-3-22, collateralized by $956,370 Government National Mortgage Association, 4.000% due 4-20-46 (valued at $1,020,000)	1,000,000	1,000,000

Total investments (Cost $1,026,104,783) 104.0%	$1,256,965,820
Other assets and liabilities, net (4.0%)	(48,248,580)
Total net assets 100.0%	$1,208,717,240

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-21. The value of securities on loan amounted to $49,138,565. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $17,335,617 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-21:
United States	53.4%
Canada	20.5%
United Kingdom	4.6%
Australia	3.4%
Japan	2.8%
France	2.4%
Netherlands	1.8%
Norway	1.5%
Sweden	1.5%
Spain	1.3%
Other countries	6.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$26,618,487	$6,208,074	$20,410,413	—
Consumer discretionary	17,094,683	8,273,420	8,821,263	—
Energy	330,774,883	253,734,196	77,040,687	—
Financials	7,600,775	7,600,775	—	—
Health care	6,498,465	6,498,465	—	—
Industrials	18,222,123	5,396,600	12,825,523	—
Information technology	13,109,453	13,109,453	—	—
Materials	248,656,884	235,214,243	13,442,641	—
Real estate	470,134,550	379,506,527	90,628,023	—
Utilities	78,910,713	37,499,048	41,411,665	—
Warrants	212,567	212,567	—	—
Short-term investments	39,132,237	34,692,271	4,439,966	—
Total investments in securities	$1,256,965,820	$987,945,639	$269,020,181	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,468,187	$44,449,322	$288,514,881	$(298,266,655)	$(63)	$(5,214)	$282,234	—	$34,692,271
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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